Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                  November 7, 2011

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


       Re:  AllianceBernstein Cap Fund, Inc.
             -  AllianceBernstein Market Neutral Strategy - U.S.
             - AllianceBernstein Market Neutral Strategy - Global (File Nos. 2-29901 and 811-01716)
            -------------------------------------------------------


Ladies and Gentlemen:

            On behalf of AllianceBernstein Cap Fund, Inc. - AllianceBernstein Market Neutral Strategy - U.S. and AllianceBernstein Market Neutral Strategy - Global (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement that were filed electronically with the Securities and Exchange Commission on October 31, 2011.



                                                  Sincerely,


                                                  /s/ Young Seo
                                                  -------------
                                                      Young Seo



SK 00250 0463 1239999